Derivative Instruments and Hedging Activities - Summary of Fair Values of Derivative Instruments Recorded in Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total derivatives	$ 9.2	$ 16.0	$ 24.6
Derivatives Designated as Hedging Instruments | Interest rate caps | Other assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative assets	0.0	0.2
Not Designated as Hedging Instrument | Interest rate caps | Accrued expenses
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liabilities	0.4	0.0
Not Designated as Hedging Instrument | Interest rate caps | Other long term liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liabilities	2.4	0.0
Not Designated as Hedging Instrument | Fuel commodity derivatives | Accrued expenses
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liabilities	$ 6.4	16.2
Not Designated as Hedging Instrument | Fuel commodity derivatives | Other long term liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liabilities		$ 0.0	$ 6.7